UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012	to	March 31, 2012

Date of Report (Date of earliest event reported)	April 19, 2012

Commission File Number of securitizer:

Central Index Key Number of securitizer:	0001546843

Indianapolis Neighborhood Housing Partnership, Inc. Joseph Huntzinger, VP, Lending, Corporate & Capital Development (317) 610-4619
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

SEC 2860 (3-11)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Indianapolis Neighborhood Housing Partnership, Inc. has indicated by check mark that there is no activity to report for the calendar quarter ended March 31, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Indianapolis Neighborhood Housing Partnership, Inc.	(Securitizer)

Date	April 19, 2012

/s/ Joseph Huntzinger	(Signature)
Joseph Huntzinger VP, Lending, Corporate & Capital Development